Deferred income tax assets and liabilities (Movements in deferred income tax assets without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ 3,607,935	¥ 3,844,143
Business combination		16,000
(Charged)/credited to profit or loss	2,681,932	(231,279)
(Charged)/credited to other comprehensive income	12,178	1,319
Currency translation differences	(125)	(6,248)
End of the year	6,301,920	3,607,935
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	17,010	61,376
(Charged)/credited to other comprehensive income	424	(42,245)
Currency translation differences	1,237	(2,121)
End of the year	18,671	17,010
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	123,923	80,359
(Charged)/credited to other comprehensive income	11,754	43,564
End of the year	135,677	123,923
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	11,943	12,436
(Charged)/credited to profit or loss	(137)	(493)
End of the year	11,806	11,943
Provision for impairment loss [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	734,047	818,940
(Charged)/credited to profit or loss	(44,271)	(84,470)
Currency translation differences	(459)	(423)
End of the year	689,317	734,047
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	948,169	840,535
Business combination		16,000
(Charged)/credited to profit or loss	(135,976)	107,634
End of the year	812,193	948,169
Accrued expenses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	73,548	75,987
(Charged)/credited to profit or loss	(52,232)	(2,439)
End of the year	21,316	73,548
VAT refunds on purchases of domestically manufactured equipment [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	103,286	128,710
(Charged)/credited to profit or loss	(55,084)	(25,424)
End of the year	48,202	103,286
Unused tax losses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	403,734	549,759
(Charged)/credited to profit or loss	3,232,448	(146,025)
End of the year	3,636,182	403,734
Lease liabilities [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	2,810	965
(Charged)/credited to profit or loss	16,130	1,845
End of the year	18,940	2,810
Others
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	1,189,465	1,275,076
(Charged)/credited to profit or loss	(278,946)	(81,907)
Currency translation differences	(903)	(3,704)
End of the year	¥ 909,616	¥ 1,189,465